Stockholders' Deficiency (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Black-Scholes Option Pricing Model to Warrants Granted, Weighted Average Assumptions
In applying the Black-Scholes option pricing model to warrants granted/issued, the Company used the following assumptions:
	For The Three Months Ended
	March 31,
	2015	2014
Risk free interest rate	1.22% - 1.61%	0.39% - 2.20%
Expected term (years)	5.00	1.96 - 5.00
Expected volatility	122%	121%
Expected dividends	0.00%	0.00%

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For The Year Ended
	December 31,
	2014	2013
Risk free interest rate	0.39% - 2.20%	0.34% - 1.68%
Expected term (years)	1.96 - 5.00	3.00 - 5.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

Summary of Warrant Activity
A summary of the warrant activity during the three months ended March 31, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2014	8,248,683	$0.90
Granted	850,833	0.68
Exercised	-	-
Forfeited	-	-
Outstanding, March 31, 2015	9,099,516	$0.88	3.1	$-

Exercisable, March 31, 2015	8,399,516	$0.83	3.2	$-

A summary of the warrant activity during the years ended December 31, 2014 and 2013 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2012	3,334,800	$1.69
Granted	3,147,119	1.56
Exercised	(1,686,029)	0.30	[1]
Forfeited	-	-
Outstanding, December 31, 2013	4,795,890	$1.39
Granted	3,849,460	0.70
Exercised	(376,667)	0.30	[1]
Forfeited	(20,000)	0.50
Outstanding, December 31, 2014	8,248,683	$0.90		3.2	$-

Exercisable, December 31, 2014	7,548,683	$0.84		3.3	$-

[1]
During the year ended December 31, 2013, warrants to purchase an aggregate of 1,686,029 shares of common stock, with original exercise prices ranging from $1.50 to $4.00 per share, had their exercise prices reduced to $0.30 per share pursuant to the Warrant Exercise and Reload Program. During the year ended December 31, 2014, warrants to purchase an aggregate of 376,667 shares of common stock, with original exercise prices ranging from $1.50 to $4.00 per share, had their exercise prices reduced to $0.30 per share pursuant to the Warrant Exercise and Reload Program.

Information Related to Stock Warrants
The following table presents information related to stock warrants at March 31, 2015:

Warrants Outstanding			Warrants Exercisable
			Weighted
		Outstanding	Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$0.30		650,000	4.2	650,000
0.40		250,000	4.7	250,000
0.50		677,100	4.7	677,100
0.53		380,000	3.1	380,000
0.58		50,000	4.5	50,000
0.75		4,669,222	2.9	4,669,222
0.94		50,000	4.5	50,000
1.00		550,000	4.2	550,000
1.50		862,800	2.2	862,800
1.75		20,000	2.0	20,000
2.00		123,530	3.6	123,530
2.50		20,000	2.3	20,000
3.00		36,864	3.1	36,864
4.00		60,000	2.5	60,000
Variable	[1]	700,000	-	-
		9,099,516	3.2	8,399,516

[1]
Warrants to purchase 700,000 shares of common stock have an exercise price which is the greater of $1.50 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur as of March 31, 2015.

The following table presents information related to stock warrants at December 31, 2014:

Warrants Outstanding			Warrants Exercisable
			Weighted
			Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$0.30		650,000	4.4	650,000
0.40		200,000	4.9	200,000
0.50		502,100	4.8	502,100
0.53		380,000	3.4	380,000
0.58		50,000	4.8	50,000
0.75		4,043,389	2.8	4,043,389
0.94		50,000	4.8	50,000
1.00		550,000	4.4	550,000
1.50		862,800	2.5	862,800
1.75		20,000	2.3	20,000
2.00		123,530	3.9	123,530
2.50		20,000	2.6	20,000
3.00		36,864	3.3	36,864
4.00		60,000	2.8	60,000
Variable	[1]	700,000	-	-
		8,248,683	3.3	7,548,683

[1]
Warrants to purchase 700,000 shares of common stock have an exercise price which is the greater of $1.50 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2014.

Black-Scholes Option Pricing Model to Stock Options Granted, Weighted Average Assumptions
In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Three Months Ended
	March 31,
	2015	2014
Risk free interest rate	1.33% - 1.64%	1.50%
Expected term (years)	5.00 - 6.00	5.00 - 5.50
Expected volatility	122%	121%
Expected dividends	0.00%	0.00%

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended
	December 31,
	2014	2013
Risk free interest rate	1.50% - 2.54%	1.13% - 2.66%
Expected term (years)	5.00 - 10.00	5.00 - 10.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

Stock option expense
The following table presents information related to stock option expense:
					Weighted
					Average
	For the Three Months Ended		Unrecognized at		Amortization
	March 31,		March 31,		Period
	2015	2014	2015		(Years)

Consulting	$96,803	$100,613	$585,273		2.3
Research and development	128,432	121,390	755,231	[1]	2.4
General and administrative	69,285	83,699	862,726		2.4

	$294,520	$305,702	$2,203,230		2.4

[1]	Includes $331,341 of expense that is subject to non-employee mark-to-market adjustments.

The following table presents information related to stock option expense:

					Weighted
					Average
	For the Year Ended		Unrecognized at		Amortization
	December 31,		December 31,		Period
	2014	2013	2014		(Years)

Consulting	$365,825	$160,894	$654,956		2.6
Research and development	328,740	251,758	712,551	[1]	2.5
General and administrative	179,628	235,163	961,378		2.6

	$874,193	$647,815	$2,328,885		2.6

[1]	Includes $448,189 of expense that is subject to non-employee mark-to-market adjustments.

Summary of Option Activity
A summary of the option activity during the three months ended March 31, 2015 is presented below:
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2014	15,584,000	$0.61
Granted	600,000	0.46
Exercised	-	-
Forfeited	-	-
Outstanding, March 31, 2015	16,184,000	$0.60	8.3	$587,850

Exercisable, March 31, 2015	7,196,502	$0.88	7.5	$28,850

A summary of the option activity during the years ended December 31, 2014 and 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2012	4,018,000	$1.12
Granted	1,145,000	0.68
Exercised	-	-
Forfeited	(120,000)	0.50
Outstanding, December 31, 2013	5,043,000	$1.03
Granted	10,575,000	0.41
Exercised	-	-
Forfeited	(34,000)	1.31
Outstanding, December 31, 2014	15,584,000	$0.61	8.5	$979,600

Exercisable, December 31, 2014	6,038,169	$0.93	7.6	$45,600

Information Related to Stock Options
The following table presents information related to stock options at March 31, 2015:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$0.285	900,000	9.2	200,000
0.320	500,000	-	-
0.330	6,125,000	4.5	75,000
0.340	250,000	-	-
0.390	60,000	4.2	60,000
0.460	500,000	-	-
0.470	100,000	4.8	87,500
0.500	345,000	4.6	345,000
0.530	40,000	8.9	40,000
0.600	980,000	8.5	980,000
0.650	2,675,000	8.6	1,850,002
1.000	131,000	7.7	131,000
1.050	2,270,000	6.9	2,270,000
1.100	5,000	2.2	5,000
1.200	10,000	1.2	10,000
1.250	43,000	1.6	43,000
1.400	350,000	4.3	200,000
1.500	900,000	7.7	900,000
	16,184,000	7.5	7,196,502

The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$0.285	900,000	9.5	200,000
0.320	500,000	-	-
0.330	6,125,000	4.7	75,000
0.340	250,000	-	-
0.390	60,000	4.5	60,000
0.500	345,000	4.9	332,500
0.530	40,000	9.2	40,000
0.600	980,000	8.8	980,000
0.650	2,675,000	9.1	1,125,002
1.000	131,000	8.0	131,000
1.050	2,270,000	7.1	2,270,000
1.100	5,000	2.4	5,000
1.200	10,000	1.4	10,000
1.250	43,000	1.9	43,000
1.400	350,000	4.5	200,000
1.500	900,000	7.9	900,000
	15,584,000	7.6	6,371,502

Common Stock Award Expense
The following table presents information related to compensatory common stock expense and does not include 18,847 shares valued at $8,481 which were issued in satisfaction of accrued professional services:
	For the Three Months Ended		Unrecognized at
	March 31,		March 31,
	2015	2014	2015

Consulting	$67,800	$10,000	$-
Research and development	8,847	4,071	-

	$76,647	$14,071	$-

The following table presents information related to compensatory common stock issuances expense during the years ended December 31, 2014 and 2013:

	For the Year Ended		Unrecognized at
	December 31,		December 31,
	2014	2013	2014

Consulting	$276,500	$111,351	$-
Research and development	24,337	26,704	-

	$300,837	$138,055	$-

Summary of Common Stock Award Activity
A summary of compensatory common stock issuances activity during the three months ended March 31, 2015 is presented below:

Weighted
		Average	Total
	Number of	Issuance Date	Issuance Date
	Shares	Fair Value	Fair Value

Non-vested, December 31, 2014	-	$-	$-
Granted	312,795	0.27	85,128
Vested	(312,795)	(0.27)	(85,128)
Forfeited	-	-	-
Non-vested, March 31, 2015	-	$-	$-

A summary of compensatory common stock issuances activity during the years ended December 31, 2014 and 2013 is presented below:

		Weighted
		Average	Total
	Number of	Issuance Date	Issuance Date
	Shares	Fair Value	Fair Value

Non-vested, December 31, 2012	-	$-	$-
Granted	239,537	0.58	138,055
Vested	(239,537)	0.58	(138,055)
Forfeited	-	-	-
Non-vested, December 31, 2013	-	$-	$-
Granted	1,943,747	0.26	511,886
Vested	(1,943,747)	(0.26)	(511,886)
Forfeited	-	-	-
Non-vested, December 31, 2014	-	$-	$-